Nature of Operations	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations	Nature of Operations
CNH Industrial N.V. (“CNH Industrial” or the “Company”) is incorporated in, and under the laws of, the Netherlands. CNH Industrial is a leading company in the capital goods sector that, through its various businesses, designs, produces and sells agricultural equipment and construction equipment, trucks, commercial vehicles, buses and specialty vehicles for firefighting, defense and other uses, as well as engines, transmissions and axles for those vehicles and engines for marine and power generation applications (see “Note 20: Segment Reporting”). In addition, CNH Industrial’s Financial Services segment offers an array of financial products and services, including retail financing for the purchase or lease of new and used CNH Industrial and other manufacturers’ products and other retail financing programs and wholesale financing to dealers.
The Company has five reportable segments consisting of: (i) Agriculture, which designs, produces and sells agricultural equipment (ii) Construction, which designs, produces and sells construction equipment (iii) Commercial and Specialty Vehicles, which designs, produces and sell trucks, commercial vehicles, buses, and specialty vehicles (iv) Powertrain, which produces and sells engines, transmissions and axles for those vehicles and engines for marine and power generation applications; and (v) Financial Services, which provides financial services to the customers of the Company’s products. The Company’s worldwide agricultural equipment, construction equipment, commercial and specialty vehicles, powertrain operations as well as corporate functions are collectively referred to as “Industrial Activities”.
The Company was formed as a result of the mergers of Fiat Industrial S.p.A. and its subsidiary CNH Global N.V. with and into CNH Industrial, effective September 29, 2013.
Proposed Spin-off of On-Highway Business
The Company has confirmed its intention to enhance its customer focus through the separation of its "On-Highway" (commercial and specialty vehicles and powertrain) and "Off-Highway" (agriculture and construction) businesses as soon as practicable. Execution of the transaction requires further work on structure, management, governance and other significant matters as well as appropriate corporate approvals (including approval of our stockholders at an extraordinary general meeting of shareholders) and satisfaction of other conditions.